UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-6186

				    Aquila Rocky Mountain Equity Fund
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	12/31

				Date of reporting period:	12/31/03

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

[Logo of Aquila Rocky Mountain Equity Fund: a rectangle with a drawing of two mountains and the words "Aquila Rocky Mountain Equity Fund"]


                        AQUILA ROCKY MOUNTAIN EQUITY FUND

                                  ANNUAL REPORT

                              MANAGEMENT DISCUSSION

     Aquila Rocky Mountain Equity Fund's Class A shares had a total return of 40.47% without sales charges for the year ended December 31, 2003. This compares to the S&P 500 with a total return of 28.68% and the Russell 2000 with a total return of 47.29%. The Lipper median for U.S. equity mutual funds that invest in different sized companies using a core style (multi-cap core) was 28.89% for 2003.

     For the five years cumulatively ending December 31, 2003, Aquila Rocky Mountain A Shares wthout sales charges had a total return of 53.43% compared to -2.81% for the S&P 500 and 41.64% for the Russell 2000.

     We continued to use our growth at a reasonable price (GARP) or core investment style during 2003. We look for good growth companies that are selling at a reasonable price relative to their growth rates. We do not have a perfect benchmark or performance comparison for the fund since we invest in companies in a specific region rather than a specific size. At year-end 2003, 19.6% of the fund was invested in companies with a market capitalization over $10 billion (large cap companies), 21.9% of the fund was invested in companies with a market capitalization between $3 billion and $10 billion (mid-cap) and 58.5% of the fund was invested in small and micro-cap companies (below $3 billion).

     At year-end, we had holdings of 55 companies in the portfolio across a number of industries. We work to hold our individual position sizes to 5% or less of the portfolio and try to diversify the fund across industries. We believe this helps to control specific security risk as well as industry risk. We have included a graph below that shows our industry representation at December 31, 2003. You should recognize that this sector representation can and will change over time.

[Graphic of a pie chart with the following information:]

                     PORTFOLIO DISTRIBUTION BY MARKET SECTOR

                       Basic Industry              10.91%
                       Business Services            3.46%
                       Capital Spending             3.86%
                       Consumer Cyclicals           2.14%
                       Consumer Services           20.06%
                       Consumer Staples                1%
                       Energy                       3.79%
                       Financial                   11.56%
                       Health Care                  13.1%
                       Other                        8.36%
                       Technology                  17.59%
                       Utilities                    4.17%


     The five best performers in the fund during 2003 were from different industries and states. SpectraLink based in Boulder, Colorado had a total return of 167.3%. SpectraLink produces communication equipment and systems in the wireless space. Phoenix, Arizona-based Phelps Dodge had a total return of 140.4% during 2003, as copper prices rose from about $0.73 to $1.05 per pound during this past year. Our third best performer was Longmont, Colorado based Intrado with a total return of 124.0%. Intrado provides 911 emergency location services to telecom companies as well as emergency notification systems. Avnet, based in Tempe, Arizona had a total return of 100.0%. We believe this electronics distribution company is benefiting from trends that increase outsourcing as well as improve supply chain management. Merit Medical, based in South Jordan, Utah had a total return of 98.7%. Merit provides med-tech products to the health care industry that improve patient care. With the aging of the baby boomers, we believe that health care demand will increase over the next ten to twenty years.

     Our three worst  performers  were also from  different  industries.  Myriad
Genetics (MYGN), based in Salt Lake City, was down 11.9%. MYGN is a developmental stage biotech company that is not yet producing earnings but has an Alzheimer's drug in phase II clinical trials. Albertson's, based in Boise, Idaho was up only 1.8%. The company is facing tough competition from Wal-Mart. However, a new management team has been working to reduce costs and improve their merchandising. Viad Corp, based in Phoenix, Arizona, was up only 11.9%. Viad's convention service business has been hit hard by reduced corporate travel over the past 12 months.

     We continue to work to invest the fund strategically since we believe that trading and transaction costs do matter. The portfolio turnover rate was 1.8% in 2002 and 3.01% in 2003. Our portfolio turnover is low in part due to the strong cash flow we are seeing coming into the fund. This allows us to buy new ideas without having to sell other holdings. However, when we do make a purchase, we are looking for companies that we can own for two to five years or even longer.

     During 2003, we acquired the stock of JD Edwards, based in Denver, Colorado. During the year, we eliminated four companies from the portfolio because we were disappointed with management performance. Often we will start with a small position in a company and monitor management closely. We continue to look for the best management teams in the Rocky Mountain region to invest in for our shareholders. It is always disappointing when management execution does not meet our expectations.

     We also continue to work to harvest trading losses when we can to offset capital gains. In both 2002 and 2003 we did not distribute any capital gains to our shareholders. As we go into 2004, we have some losses banked that we can use to offset some of the gains that we take in 2004. With lower tax rates on capital gains, paying out capital gains may become less of an issue. However, some financial publications have suggested that many investors may end up paying higher taxes on capital gains due to the increasing reach of the alternative minimum tax (AMT). We will be watching this issue closely.

     During 2003 we had four companies with stock splits and two companies that paid stock dividends. Merit Medical actually split their shares twice in 2003, once on August 14th, with a 4 for 3 split, and again on December 2nd, with another 4 for 3 split. International Game Technology split their shares 4 for 1 on July 2nd and Coldwater Creek split their shares 3 for 2 on September 9th. Evergreen Resources split their shares 2 for 1 on September 16th. Glacier Bancorp paid a 10% stock dividend on May 9th and MDC Holdings paid a 10% stock dividend on May 27th. While stock splits and stock dividends are really just an accounting adjustment, they often attract investor attention.

      During 2003, small cap stocks as measured by the Russell 2000 outperformed large cap stocks as measured by the S&P 500 for the fifth straight year. While market leadership for 2004 is still to be determined, we believe small cap outperformance could continue. We find the current period similar to the 1974-1983 period when small caps as measured by the Russell 2000 outperformed every year. Both periods were preceded by a period in which valuations of large capitalization stocks reached an extreme level. In 1973, it was the "Nifty 50" and in 1999, it was the "Technology Bubble."

     We believe that 2004 could be quite a different year from 2003. We also believe that we may see more market volatility coming from changes in interest rates and possibly currencies. We believe that it will be important to monitor and use valuation disciplines closely. Entry and exit points will matter more. We may also see more trading opportunities. In line with other election years, a fair amount of stimulation has been applied to the economy in the form of lower interest and tax rates. We feel it will also be important to watch economic developments closely.

                               PERFORMANCE REPORT

     The graph below illustrates the value of $10,000 invested in Class A Shares of Aquila Rocky Mountain Equity Fund (the "Fund") since its inception on July 22, 1994 and maintaining this investment through the Fund's latest fiscal year-end, December 31, 2003 as compared with a hypothetical similar-size investment in the Russell 2000 Stock Index (the "Index") over the same period. The Fund was originally managed to provide capital appreciation through selection of equity-oriented securities primarily on a value-basis. It was reoriented to a growth at a reasonable price style as of July, 1999. The Fund's universe of companies are primarily within the eight-state Rocky Mountain region.

     The performance of each of the other classes is not shown in the graph, but is included in the table below. It should be noted that the Index does not include operating expenses nor sales charges but does reflect reinvestment of dividends. It should also be noted that the Index is nationally-oriented and consisted, over the period covered by the graph, of an unmanaged group of 2000 equity securities throughout the United States, mostly of companies having relatively small capitalization. However, the Fund's investment portfolio consisted over the same period of a significant lesser number of equity securities primarily of companies domiciled in the eight-state Rocky Mountain region of our country.

     The market prices and behavior of the individual securities in the Fund's investment portfolio can be affected by local and regional factors which might well result in variances from the market action of the securities in the Index. Furthermore, whatever the difference in the performance in the Index versus the Fund may also be attributed to the lack of application of annual operating expenses and sales charges to the Index.


[Graphic of a line chart with the following information:]

                           Russell 2000   With Sales   Without Sales
                           Stock Index      Charge        Charge
                           -----------      ------        ------

             7/94            $10,000        $9,525        $10,000
             12/94           $10,325        $9,217         $9,676
             12/95           $13,262       $11,031        $11,581
             12/96           $15,440       $13,091        $13,744
             12/97           $18,893       $16,103        $16,906
             12/98           $18,413       $15,248        $16,009
             12/99           $22,344       $18,383        $19,300
             12/00           $21,693       $18,282        $19,194
             12/01           $22,258       $19,695        $20,677
             12/02           $17,701       $16,669        $17,501
             12/03           $26,701       $23,416        $24,584


                                        AVERAGE ANNUAL TOTAL RETURN
                                    FOR PERIODS ENDED DECEMBER 31, 2003
                                    -----------------------------------
                                                               SINCE
                                      1 YEAR      5 YEARS    INCEPTION
                                      ------      -------    ---------
Class A (7/22/94)
   With Sales Charge..............    34.48%       8.02%       9.42%
   Without Sales Charge...........    40.47%       8.96%       9.99%
Class C (5/1/96)
   With CDSC......................    38.50%       8.15%       8.09%
   Without CDSC...................    39.50%       8.15%       8.09%
Class Y (5/1/96)
   No Sales Charge................    40.90%       9.22%       9.02%
Russell 2000 Stock Index..........    47.29%       7.20%      10.70% (Class A)
                                                               7.80% (Class C&Y)

Total return figures shown for the Fund reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4.25% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC), imposed on redemptions made within the first 12 months after purchase. Class Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not predictive of future investment results.

[Logo of KPMG LLP: four solid rectangles with the letters KPMG in front of them]

                          INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of Aquila Rocky Mountain Equity Fund:

     We have audited the accompanying statement of assets and liabilities of Aquila Rocky Mountain Equity Fund, including the statement of investments, as of December 31, 2003, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Aquila Rocky Mountain Equity Fund as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                                        KPMG LLP

New York, New York
February 13, 2004

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                            STATEMENT OF INVESTMENTS
                                DECEMBER 31, 2003

                                                                        MARKET
  SHARES       COMMON STOCKS - 91.6%                                    VALUE
----------     ---------------------------------------------------  ------------

               BASIC INDUSTRY - 10.9%
               ---------------------------------------------------
    16,000     Allied Waste Industries, Inc.+ ....................  $    222,080
     3,500     Ball Corp. ........................................       208,495
     7,000     Boise Cascade Corp. ...............................       230,020
     8,000     Knight Transportation, Inc.+ ......................       205,200
     5,000     Newmont Mining Corp. ..............................       243,050
     3,000     Phelps Dodge Corp.+ ...............................       228,270
     8,000     SkyWest, Inc. .....................................       144,560
                                                                    ------------
                                                                       1,481,675
                                                                    ------------

               BUSINESS SERVICES - 3.4%
               ---------------------------------------------------
    10,000     Intrado, Inc. + ...................................       219,500
    10,000     Viad Corp. ........................................       250,000
                                                                    ------------
                                                                         469,500
                                                                    ------------

               CAPITAL SPENDING - 3.9%
               ---------------------------------------------------
     2,000     Advanced Energy Industries, Inc. + ................        52,100
    18,000     Mity Enterprises, Inc. + ..........................       315,000
     8,000     Mobile Mini, Inc.+ ................................       157,760
                                                                    ------------
                                                                         524,860
                                                                    ------------

               CONSUMER CYCLICALS - 2.1%
               ---------------------------------------------------
     4,500     M.D.C. Holdings, Inc. .............................       290,250
                                                                    ------------

               CONSUMER SERVICES - 20.1%
               ---------------------------------------------------
     4,000     Action Performance Companies, Inc. ................        78,400
     4,000     Apollo Group, Inc. (Class A)+ .....................       271,240
    22,500     Coldwater Creek, Inc.+ ............................       247,500
     3,400     Comcast Corp. (Special Class A)+ ..................       106,386
    10,000     Echostar Communications Corp. (Class A)+ ..........       339,900
    15,000     International Game Technology .....................       535,500
    22,000     Liberty Media Corp. (Class A)+ ....................       261,580
     6,000     MGM MIRAGE+ .......................................       225,660
     3,000     PETsMART, Inc. ....................................        71,400
     4,000     P.F. Chang's China Bistro, Inc.+ ..................       203,520
     4,000     Shuffle Master, Inc. + ............................       138,480
     8,000     Station Casinos, Inc. .............................       245,040
                                                                    ------------
                                                                       2,724,606
                                                                    ------------

               CONSUMER STAPLES - 1.0%
               ---------------------------------------------------
     6,000     Albertson's, Inc. .................................  $    135,900
                                                                    ------------

               ENERGY - 3.8%
               ---------------------------------------------------
     5,000     Evergreen Resources, Inc.+ ........................       162,550
    10,000     Prima Energy Corp. + ..............................       351,600
                                                                    ------------
                                                                         514,150
                                                                    ------------

               FINANCIAL - 11.5%
               ---------------------------------------------------
    12,000     First State Bancorporation ........................       417,000
    10,000     Glacier Bancorp, Inc. .............................       324,700
    10,000     Janus Capital Group, Inc. .........................       164,100
     4,500     Wells Fargo & Company .............................       265,005
     6,500     Zions Bancorporation ..............................       398,710
                                                                    ------------
                                                                       1,569,515
                                                                    ------------

               HEALTH CARE - 13.1%
               ---------------------------------------------------
     9,000     Atrix Laboratories, Inc.+ .........................       216,360
     6,000     Medicis Pharmaceutical (Class A) ..................       427,800
    27,111        Merit Medical Systems, Inc.+ ...................       603,483
    10,000     Myriad Genetics, Inc. + ...........................       128,600
     4,000     NPS Pharmaceuticals, Inc. + .......................       122,720
    19,000     Sonic Innovations, Inc.+ ..........................       122,550
     4,000     Ventana Medical Systems, Inc.+ ....................       157,600
                                                                    ------------
                                                                       1,779,113
                                                                    ------------

               TECHNOLOGY - 17.6%
               ---------------------------------------------------
     2,000     Altiris, Inc. + ...................................        72,960
    10,000     Avnet, Inc.+ ......................................       216,600
    16,000     CIBER, Inc.+ ......................................       138,560
    10,000     First Data Corp. ..................................       410,900
     5,000     Inter-Tel, Inc. ...................................       124,900
    10,000     JDA Software Group, Inc. + ........................       165,100
     9,000     McData Corp. (Class A)+ ...........................        85,770
    17,000     Microchip Technology, Inc. ........................       567,290
    14,000     Micron Technology, Inc.+ ..........................       188,580
    14,000     SBS Technologies, Inc.+ ...........................  $    206,640
    11,000     SpectraLink Corp. .................................       210,870
                                                                    ------------
                                                                       2,388,170
                                                                    ------------

               UTILITIES - 4.2%
               ---------------------------------------------------
     4,000     Kinder Morgan, Inc. ...............................       236,400
     2,000     Pinnacle West Capital Corp. .......................        80,040
     5,000     Questar Corp. .....................................       175,750
     3,000     UniSource Energy Corp. ............................        73,980
                                                                    ------------
                                                                         566,170
                                                                    ------------
                    Total Common Stocks (cost $8,153,262) ........    12,443,909
                                                                    ------------

    FACE
   AMOUNT      SHORT-TERM INVESTMENTS - 7.2%
------------   ---------------------------------------------------
$  500,000     AIM S-T Invest. Co. Prime Port. Inst. Cl.
                 Money Market Fund ...............................       500,000
   475,000     One Group Prime Money Market Fund .................       475,000
                                                                    ------------
                   Total Short-Term Investments (cost $975,000) ..       975,000
                                                                    ------------

               Total Investments (cost $9,128,262*) ...     98.8%     13,418,909
               Other assets less liabilities ..........      1.2         160,409
                                                         -------    ------------
               Net Assets .............................    100.0%   $ 13,579,318
                                                         =======    ============

*     Cost for Federal tax purposes is identical.
+     Non-income producing security.

                 See accompanying notes to financial statements.

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

ASSETS
   Investments at market value (cost $9,128,262) ..........................................   $ 13,418,909
   Cash ...................................................................................        153,828
   Receivable for Fund shares sold ........................................................         85,373
   Receivable for investment securities sold ..............................................          5,917
   Dividends and interest receivable ......................................................          3,827
                                                                                              ------------
      Total assets ........................................................................     13,667,854
                                                                                              ------------

LIABILITIES
   Payable for investment securities purchased ............................................         53,770
   Distribution fees payable ..............................................................          7,538
   Payable for Fund shares redeemed .......................................................            170
   Accrued expenses .......................................................................         27,058
                                                                                              ------------
      Total liabilities ...................................................................         88,536
                                                                                              ------------

NET ASSETS ................................................................................   $ 13,579,318
                                                                                              ============

   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $.01 per share .....   $      5,479
   Additional paid-in capital .............................................................      9,530,933
   Net unrealized appreciation on investments (note 4) ....................................      4,290,647
   Accumulated net realized loss on investments ...........................................       (247,741)
                                                                                              ------------
                                                                                              $ 13,579,318
                                                                                              ============

CLASS A
   Net Assets .............................................................................   $ 10,344,559
                                                                                              ============
   Capital shares outstanding .............................................................        415,078
                                                                                              ============
   Net asset value and redemption price per share .........................................   $      24.92
                                                                                              ============
   Offering price per share (100/95.75 of $24.92 adjusted to nearest cent) ................   $      26.03
                                                                                              ============

CLASS C
   Net Assets .............................................................................   $  1,834,683
                                                                                              ============
   Capital shares outstanding .............................................................         77,558
                                                                                              ============
   Net asset value and offering price per share ...........................................   $      23.66
                                                                                              ============
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ..........................................   $      23.66*
                                                                                              ============

CLASS Y
   Net Assets .............................................................................   $  1,400,076
                                                                                              ============
   Capital shares outstanding .............................................................         55,289
                                                                                              ============
   Net asset value, offering and redemption price per share ...............................   $      25.32
                                                                                              ============

                 See accompanying notes to financial statements.

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME:

     Dividends .................................................   $    61,577
     Interest ..................................................         5,398
                                                                   -----------
                                                                                   $    66,975
Expenses:

     Management fee (note 3) ...................................       136,670
     Legal fees ................................................        28,894
     Distribution and service fees (note 3) ....................        28,593
     Registration fees and dues ................................        25,274
     Trustees' fees and expenses ...............................        19,923
     Transfer and shareholder servicing agent fees .............        19,842
     Shareholders' reports .....................................        17,168
     Auditing and tax fees .....................................        14,167
     Custodian fees ............................................         3,148
     Miscellaneous .............................................        11,207
                                                                   -----------
     Total expenses ............................................       304,886

     Management fee waived (note 3) ............................      (136,670)
     Reimbursement of expenses by Manager (note 3) .............       (25,089)
     Expenses paid indirectly (note 5) .........................        (1,534)
                                                                   -----------
     Net expenses ..............................................                       141,593
                                                                                   -----------

     Net investment loss .......................................                       (74,618)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) from securities transactions .....      (114,744)
     Change in unrealized appreciation on investments ..........     3,577,919
                                                                   -----------

     Net realized and unrealized gain (loss) on investments ....                     3,463,175
                                                                                   -----------
     Net change in net assets resulting from operations ........                   $ 3,388,557
                                                                                   ===========

                 See accompanying notes to financial statements.

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                   YEAR ENDED          YEAR ENDED
                                                                DECEMBER 31, 2003   DECEMBER 31, 2002
                                                                -----------------   -----------------
OPERATIONS:
   Net investment loss .......................................     $    (74,618)       $   (42,947)
   Net realized gain (loss) from securities transactions .....         (114,744)          (131,345)
   Change in unrealized appreciation on investments ..........        3,577,919           (655,823)
                                                                   ------------        -----------
      Change in net assets from operations ...................        3,388,557           (830,115)
                                                                   ------------        -----------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 8):
   Class A Shares:
   Net realized gain on investments ..........................                -                  -

   Class C Shares:
   Net realized gain on investments ..........................                -                  -

   Class Y Shares:
   Net realized gain on investments ..........................                -                  -
                                                                   ------------        -----------
      Change in net assets from distributions ................                -                  -
                                                                   ------------        -----------

CAPITAL SHARE TRANSACTIONS (NOTE 7):
   Proceeds from shares sold .................................        5,175,850          4,565,600
   Reinvested dividends and distributions ....................                -                  -
   Cost of shares redeemed ...................................       (1,002,631)        (1,532,058)
                                                                   ------------        -----------
      Change in net assets from capital share transactions ...        4,173,219          3,033,542
                                                                   ------------        -----------

      Change in net assets ...................................        7,561,776          2,203,427

NET ASSETS:
   Beginning of period .......................................        6,017,542          3,814,115
                                                                   ------------        -----------

   End of period .............................................     $ 13,579,318        $ 6,017,542
                                                                   ============        ===========

                 See accompanying notes to financial statements.

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

     Aquila Rocky Mountain Equity Fund (the "Fund"), a diversified, open-end investment company, was organized on November 3, 1993 as a Massachusetts business trust and commenced operations on July 22, 1994. The Fund is authorized to issue an unlimited number of shares and, since its inception to May 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro rata portion of all Class C Shares acquired through reinvestment of dividends or other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On April 30, 1998 the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. As of the report date, there were no Class I shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.



2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Securities listed on a national securities exchange or designated as national market system securities are valued at the last sale price on such exchanges or market system or, if there has been no sale that day, at the bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) SHORT-TERM TRADING (REDEMPTION) FEE: The Fund and the Distributor may reject any order for the purchase of shares, on a temporary or permanent basis, from investors exhibiting a pattern of frequent or short-term trading in Fund shares. In addition, the Fund imposes a redemption fee of 2.00% of the shares' redemption value on any redemption of Class A Shares on which a sales charge is not imposed or of Class Y Shares, if the redemption occurs within 120 days of purchase. The fee will be paid to the Fund and is designed to offset the costs to the Fund caused by short-term trading in Fund shares. The fee will not apply to shares sold under an Automatic Withdrawal Plan, or sold due to the shareholder's death or disability. For the year ended December 31, 2003 the Fund did not receive any such fees.


3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

     The Fund has a Sub-Advisory and Administration Agreement with Aquila Management Corporation (the "Manager"), the Fund's founder and sponsor. Refer to
Note 9 for Subsequent Event footnote. Under this agreement, the Manager supervises the investments of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund's portfolio. Besides its sub-advisory services, it also provides all administrative services. This includes providing the office of the Fund and all related services as well as overseeing the activities of all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day on the net assets of the Fund at the following annual rates; 1.50% on the first $15 million; 1.20% on the next $35 million and
0.90 of 1% on the excess over $50 million.

     For the year ended December 31, 2003, the Fund incurred Management fees of $136,670, which were waived. Additionally, during this period the Manager reimbursed the Fund for other expenses in the amount of $25,089. The Manager had contractually undertaken to waive fees and/or reimburse Fund expenses during the period January 1, 2003 through December 31, 2003 so that total Fund expenses would not exceed 1.50% for Class A Shares, 2.25% for Class C Shares or 1.25% for Class Y Shares.

     Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund's Prospectus and Statement of Additional Information.


b) DISTRIBUTION AND SERVICE FEES:

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.25% of the Fund's average net assets represented by Class A Shares. For the year ended December 31, 2003, distribution fees on Class A Shares amounted to $17,210 of which the Distributor retained $2,054.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the year ended December 31, 2003, amounted to $8,537. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's average net assets represented by Class C Shares and for the year ended December 31, 2003, amounted to $2,846. The total of these payments with respect to Class C Shares amounted to $11,383 of which the Distributor retained $2,622.

     Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within the general Rocky Mountain region, with the bulk of sales commissions inuring to such dealers. For the year ended December 31, 2003, total commissions on sales of Class A Shares amounted to $35,137 of which $3,416 was received by the Distributor.


c) OTHER RELATED PARTY TRANSACTIONS:

     For the year ended December 31, 2003 the Fund incurred $28,545 of legal fees allocable to Hollyer Brady Smith & Hines LLP, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a Partner of Hollyer Brady Smith & Hines LLP.


4. PURCHASES AND SALES OF SECURITIES

     During the year ended December 31, 2003, purchases of securities and proceeds from the sales of securities (excluding short-term investments) aggregated $3,712,872 and $252,045, respectively.

     At December 31, 2003, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $4,485,105 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $194,458 for a net unrealized appreciation of $4,290,647.


5. EXPENSES

     The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in equity securities rather than leave cash on deposit.


6. PORTFOLIO ORIENTATION

     The Fund's investments are primarily invested in the securities of companies within the eight state Rocky Mountain region consisting of Colorado, Arizona, Idaho, Montana, Nevada, New Mexico, Utah and Wyoming and therefore are subject to economic and other conditions affecting the various states which comprise the region. Accordingly, the investment performance of the Fund might not be comparable with that of a broader universe of companies.


7. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Fund were as follows:

                                           YEAR ENDED                    YEAR ENDED
                                        DECEMBER 31, 2003             DECEMBER 31, 2002
                                   --------------------------    --------------------------
                                      SHARES         AMOUNT         SHARES         AMOUNT
                                   -----------    -----------    -----------    -----------
CLASS A SHARES:
   Proceeds from shares sold ...       212,420    $ 4,259,877        151,875    $ 2,955,206
   Reinvested dividends and
      distributions ............             -              -              -              -
   Cost of shares redeemed .....       (36,483)      (759,051)       (27,374)      (522,773)
                                   -----------    -----------    -----------    -----------
      Net change ...............       175,937      3,500,826        124,501      2,432,433
                                   -----------    -----------    -----------    -----------

CLASS C SHARES:
   Proceeds from shares sold ...        37,062        786,448         35,899        632,556
   Reinvested dividends and
      distributions ............             -              -              -              -
   Cost of shares redeemed .....       (10,082)      (207,947)        (3,734)       (64,736)
                                   -----------    -----------    -----------    -----------
      Net change ...............        26,980        578,501         32,165        567,820
                                   -----------    -----------    -----------    -----------

CLASS Y SHARES:
   Proceeds from shares sold ...         6,061        129,525         47,243        977,838
   Reinvested dividends and
      distributions ............             -              -              -              -
   Cost of shares redeemed .....        (1,841)       (35,633)       (45,224)      (944,549)
                                   -----------    -----------    -----------    -----------
      Net change ...............         4,220         93,892          2,019         33,289
                                   -----------    -----------    -----------    -----------
Total transactions in Fund
   shares ......................       207,137    $ 4,173,219        158,685    $ 3,033,542
                                   ===========    ===========    ===========    ===========


8. DISTRIBUTIONS

     The Fund declares annual distributions to shareholders from net investment income, if any, and from net realized capital gains, if any. Distributions are recorded by the Fund on the ex-dividend date and paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Dividends from net investment income and distributions from realized gains from investment transactions are determined in accordance with Federal income tax regulations, which may differ from investment income and realized gains determined under generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes, but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in capital. As of December 31, 2003 due to a net investment loss, Aquila Rocky Mountain Equity Fund reclassified $74,618 from accumulated undistributed net investment loss to paid-in capital. Net assets were not affected by these changes.

     At December 31, 2003, the Fund had a capital loss carryover of approximately $247,741, $1,652 of which expires on December 31, 2009 and $21,063 which expires on December 31, 2010 and $225,026 which expires on December 31, 2011. This carryover is available to offset future net gains on securities transactions to the extent provided for in the Internal Revenue Code and it is probable the gain so offset will not be distributed.

     As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

     Accumulated net realized loss              $  (247,741)
     Unrealized appreciation                      4,290,647
                                                -----------
                                                $ 4,042,906
                                                ===========

9. SUBSEQUENT EVENT

     Effective January 1, 2004, Aquila Management Corporation assigned its Sub-Advisory and Administration Agreement to its wholly-owned subsidiary, Aquila Investment Management LLC, which will continue the management of the Fund. The transfer was made for reasons of corporate and tax planning and will have no effect on the management of the Fund or the fees being paid.

                       AQUILA ROCKY MOUNTAIN EQUITY FUND
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              CLASS A
                                                         --------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                                         --------------------------------------------------
                                                          2003       2002       2001       2000       1999
                                                         ------     ------     ------     ------     ------
Net asset value, beginning of period .................   $17.74     $20.96     $19.64     $19.96     $16.76
                                                         ------     ------     ------     ------     ------
Income (loss) from investment operations:
   Net investment income (loss) + ....................   (0.16)     (0.15)     (0.07)     (0.03)     (0.04)
   Net gain (loss) on securities (both
      realized and unrealized) .......................    7.34      (3.07)      1.58      (0.09)      3.48
                                                         ------     ------     ------     ------     ------
   Total from investment operations ..................    7.18      (3.22)      1.51      (0.12)      3.44
                                                         ------     ------     ------     ------     ------
Less distributions (note 8):
   Dividends from net investment income ..............     -          -          -          -          -
   Distributions from capital gains ..................     -          -       (0.19)      (0.20)     (0.24)
                                                         ------     ------     ------     ------     ------
   Total distributions ...............................     -          -       (0.19)      (0.20)     (0.24)
                                                         ------     ------     ------     ------     ------
Net asset value, end of period .......................   $24.92     $17.74     $20.96     $19.64     $19.96
                                                         ======     ======     ======     ======     ======

Total return (not reflecting sales charge) ...........   40.47%     (15.36)%    7.73%     (0.55)%    20.56%
Ratios/supplemental data
   Net assets, end of period (in thousands) ..........  $10,345     $4,242     $2,403     $2,109     $1,363
   Ratio of expenses to average net assets ...........    1.50%      1.52%      1.60%      1.57%      1.55%
   Ratio of net investment loss to average
      net assets .....................................  (0.77)%    (0.82)%    (0.44)%     (0.20)%    (0.27)%
   Portfolio turnover rate ...........................    3.01%      1.81%     28.54%     29.27%      6.45%

The expense and net investment income ratios without the effect of the voluntary waiver of fees and the voluntary expense reimbursement were:

   Ratio of expenses to average net assets ...........    3.25%     4.15%       4.81%      5.57%      5.86%
   Ratio of net investment loss to average
      net assets .....................................   (2.51)%   (3.45)%     (3.66)%    (4.20)%    (4.59)%

The expense ratios after giving effect to the waivers, reimbursements and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ...........    1.48%      1.50%      1.50%      1.51%      1.51%

----------
Note: Effective July 28, 1999, Aquila Management Corporation assumed the role of
      Investment Adviser, replacing KPM Investment Management, Inc.

+ Per share amounts have been calculated using the monthly average shares method.

                 See accompanying notes to financial statements.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                        CLASS C
                                                  --------------------------------------------------
                                                                  YEAR ENDED DECEMBER 31,
                                                  --------------------------------------------------
                                                   2003       2002       2001       2000       1999
                                                  ------     ------     ------     ------     ------
Net asset value, beginning of period ..........   $16.96     $20.19     $19.07     $19.53     $16.53
                                                  ------     ------     ------     ------     ------
Income (loss) from investment operations:
   Net investment income (loss) + .............   (0.30)     (0.28)     (0.21)     (0.17)     (0.19)
   Net gain (loss) on securities
     (both realized and unrealized) ...........    7.00      (2.95)      1.52      (0.09)      3.43
                                                  ------     ------     ------     ------     ------
   Total from investment operations ...........    6.70      (3.23)      1.31      (0.26)      3.24
                                                  ------     ------     ------     ------     ------
Less distributions (note 8):
   Distributions from net investment income ...     -          -          -          -          -
   Distributions from capital gains ...........     -          -        (0.19)     (0.20)     (0.24)
                                                  ------     ------     ------     ------     ------
   Total distributions ........................     -          -        (0.19)     (0.20)     (0.24)
                                                  ------     ------     ------     ------     ------
Net asset value, end of period ................   $23.66     $16.96     $20.19     $19.07     $19.53
                                                  ======     ======     ======     ======     ======

Total return (not reflecting sales charge) ....   39.50%     (16.00)%    6.91%     (1.28)%    19.63%
Ratios/supplemental data
   Net assets, end of period
     (in thousands) ...........................   $1,835      $858       $372       $242       $185
   Ratio of expenses to average net assets ....    2.26%      2.26%      2.34%      2.29%      2.34%
   Ratio of net investment income (loss)
     to average net assets ....................   (1.53)%    (1.56)%    (1.23)%    (0.94)%    (1.10)%
   Portfolio turnover rate ....................    3.01%      1.81%     28.54%     29.27%      6.45%

The expense and net investment income ratios without the effect of the voluntary waiver of fees and the voluntary expense reimbursement were:

   Ratio of expenses to average net assets ....    4.02%      4.95%      5.52%      6.32%      6.59%
   Ratio of net investment loss to
     average net assets .......................   (3.29)%   (4.25)%     (4.40)%    (4.97)%    (5.35)%

The expense ratios after giving effect to the waivers, reimbursements and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ....    2.24%      2.25%      2.25%      2.23%      2.30%

                                                                         CLASS Y
                                                  --------------------------------------------------
                                                                YEAR ENDED DECEMBER 31,
                                                  --------------------------------------------------
                                                   2003       2002       2001       2000       1999
                                                  -------    ------     ------     ------     ------
Net asset value, beginning of period ..........   $17.97     $21.19     $19.81     $20.07     $16.82
                                                  ------     ------     ------     ------     ------
Income (loss) from investment operations:
   Net investment income (loss) + .............   (0.10)     (0.10)     (0.02)      0.03      (0.01)
   Net gain (loss) on securities
     (both realized and unrealized) ...........    7.45      (3.12)      1.59      (0.09)      3.50
                                                  ------     ------     ------     ------     ------
   Total from investment operations ...........    7.35      (3.22)      1.57      (0.06)      3.49
                                                  ------     ------     ------     ------     ------
Less distributions (note 8):
   Distributions from net investment income ...      -         -          -          -          -
   Distributions from capital gains ...........      -         -        (0.19)     (0.20)     (0.24)
                                                  ------     ------     ------     ------     ------
   Total distributions ........................      -         -        (0.19)     (0.20)     (0.24)
                                                  ------     ------     ------     ------     ------
Net asset value, end of period ................   $25.32     $17.97     $21.19     $19.81     $20.07
                                                  ======     ======     ======     ======     ======

Total return (not reflecting sales charge) ....   40.90%     (15.20)%    7.97%     (0.25)%     20.78%
Ratios/supplemental data
   Net assets, end of period
     (in thousands) ...........................   $1,400      $918      $1,040      $962        $922
   Ratio of expenses to average net assets ....    1.25%      1.26%      1.35%      1.29%      1.33%
   Ratio of net investment income (loss)
     to average net assets ....................   (0.51)%     0.56%     (0.18)%     0.06%     (0.09)%
   Portfolio turnover rate ....................    3.01%      1.81%     28.54%     29.27%      6.45%

The expense and net investment income ratios without the effect of the voluntary waiver of fees and the voluntary expense reimbursement were:

   Ratio of expenses to average net assets ....    3.05%      3.87%      4.59%      5.32%      5.60%
   Ratio of net investment loss to
     average net assets .......................   (2.32)%    (3.16)%    (3.42)%    (3.96)%    (4.36)%

The expense ratios after giving effect to the waivers, reimbursements and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ....    1.23%      1.25%      1.25%      1.23%      1.30%

----------
Note: Effective July 28, 1999, Aquila Management Corporation assumed the role of investment adviser, replacing KPM Investment Management, Inc.

+ Per share amounts have been calculated using the monthly average shares method.See accompanying notes to financial statements.

                 See accompanying notes to financial statements.

ADDITIONAL INFORMATION (UNAUDITED)

TRUSTEES(1)
AND OFFICERS

                                                                                             NUMBER OF
                        POSITIONS                                                            PORTFOLIOS   OTHER DIRECTORSHIPS
                        HELD WITH                                                             IN FUND     HELD BY TRUSTEE
NAME,                   FUND AND          PRINCIPAL                                           COMPLEX     (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF         OCCUPATION(S)                                       OVERSEEN    A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)        DURING PAST 5 YEARS                                BY TRUSTEE   INDICATED OTHERWISE.)
-----------------       ----------        -------------------                                ----------   ---------------------

INTERESTED TRUSTEES(4)
Lacy B. Herrmann        Chairman of       Founder and Chairman of the Board, Aquila             11        Director or trustee,
New York, NY            the Board of      Management Corporation, the sponsoring                          Pimco Advisors VIT,
(05/12/29)              Trustees since    organization and parent of the Manager or                       Oppenheimer Quest Value
                        1993              Administrator and/or Adviser or Sub-Adviser to                  Funds Group, Oppenheimer
                                          each fund of the Aquila(sm) Group of Funds,(5)                    Small Cap Value Fund,
                                          Chairman and Chief Executive Officer and Manager                Oppenheimer Midcap Fund,
                                          of the Manager or Administrator and/or Advisor or               and Oppenheimer Rochester
                                          Sub-Adviser to each since 2003, and Founder,                    Group of Funds.
                                          Chairman of the Board of Trustees and (currently
                                          or until 1998) President of each since its
                                          establishment, beginning in 1984; Director of the
                                          Distributor since 1981 and formerly Vice President
                                          or Secretary, 1981-1998; Trustee Emeritus, Brown
                                          University and the Hopkins School; active in
                                          university, school and charitable organizations.

Diana P. Herrmann       Trustee since     Vice Chair of Aquila Management Corporation,          6         None
New York, NY            1997, President   Founder of the Aquila(sm) Group of Funds and parent
(02/25/58)              since 2002,       of the Manager, since 2004, President and Chief
                        and Vice Chair    Operating Officer since 1997, a Director since
                        since 2004        1984, Secretary since 1986 and previously its
                                          Executive Vice President, Senior Vice President or
                                          Vice President, 1986-1997; Vice Chair since 2004
                                          and President, Chief Operating Officer and Manager
                                          of the Manager since 2003; Vice Chair, President,
                                          Senior Vice President or Executive Vice President
                                          of funds in the Aquila(sm) Group of Funds since
                                          1986; Director of the Distributor since 1997;
                                          trustee, Reserve Money-Market Funds, 1999-2000 and
                                          Reserve Private Equity Series, 1998-2000; active
                                          in mutual fund and trade organizations and in
                                          charitable and volunteer organizations.

NON-INTERESTED TRUSTEES

Tucker Hart Adams       Trustee since     President, The Adams Group, Inc., an economic         2         Director, Touch America,
Colorado Springs, CO    1993              consulting firm, since 1989; formerly Chief                     Colorado Health Facilities
(01/11/38)                                Economist, United Banks of Colorado; currently or               Authority, Avista
                                          formerly active with numerous professional and                  Laboratories, Inc. and
                                          community organizations.                                        Mortgage Analysis Computer
                                                                                                          Corp.

Arthur K. Carlson       Trustee since     Retired; formerly Senior Vice President and           2         Advisory director of the
Paradise Valley, AZ     1993              Manager, Trust Division of the Valley National                  Renaissance Companies
(01/08/22)                                Bank of Arizona; past President, New York Society
                                          of Security Analysts; member, Phoenix Society of
                                          Security Analysts; former director, Financial
                                          Analysts Federation; director, Northern Arizona
                                          University Foundation; currently or formerly
                                          active with various other professional and
                                          community organizations.

Gary C. Cornia          Trustee since     Professor, Marriott School of Management, Brigham     4         None
Orem, UT                2002              Young University, 1980 - present; President, the
(06/24/48)                                National Tax Association; Chair of the Executive
                                          Committee, the International Center for Land
                                          Policy Studies and Training Institute, Taipei,
                                          Taiwan; formerly Senior Visiting Fellow, Lincoln
                                          Institute of Land Policy, 2003; Associate Dean,
                                          Marriott School of Management, Brigham Young
                                          University, 1991-2000; Chair, Utah Governor's Tax
                                          Review Committee, 1993-2002; member, Governor's
                                          Tax Review Committee since 2003; Faculty
                                          Associate, the Land Reform Training Institute,
                                          Taipei, Taiwan and The Lincoln Institute of Land
                                          Policy, Cambridge, Massachusetts.

Cornelius T. Ryan       Trustee since     Founder and General Partner, Oxford Ventures          2         Director of Neuberger &
Sun Valley, ID and      1996              Partners, a group of investment venture capital                 Berman Equity Funds.
Westport, CT                              partnerships, since 1981 and Founder and General
(11/14/31)                                Partner, Oxford Bioscience Partners, a group of
                                          venture capital partnerships focused on life
                                          sciences, genomics, healthcare information
                                          technology and medical devices, since 1991.

OFFICERS

Charles E. Childs, III  Executive Vice    Executive Vice President of all Funds since 2003;     N/A       N/A
New York, NY            President since   Senior Vice President, corporate development,
(04/01/57)              2003              formerly Vice President, Assistant Vice President
                                          and Associate of the Manager's parent since 1987;
                                          Senior Vice President, Vice President or Assistant
                                          Vice President of the Money-Market Funds since
                                          1988.

Marie E. Aro            Senior Vice       Senior Vice President, Aquila Rocky Mountain          N/A       N/A
Denver, CO              President since   Equity Fund, since 2004; Vice President, INVESCO
(02/10/55)              2004              Funds Group, 1998-2003; Vice President, Tax-Free
                                          Fund of Colorado, 1993-1997.

James M. McCullough     Senior Vice       Senior Vice President or Vice President of Aquila     N/A       N/A
Portland, OR            President since   Rocky Mountain Equity Fund and four Aquila Bond
(06/11/45)              1999              Funds; Senior Vice President of the Distributor
                                          since 2000; Director of Fixed Income Institutional
                                          Sales, CIBC Oppenheimer & Co. Inc., Seattle, WA,
                                          1995-1999.

Jerry G. McGrew         Senior Vice       President of the Distributor since 1998,              N/A       N/A
New York, NY            President since   Registered Principal since 1993, Senior Vice
(06/18/44)              1996              President, 1997-1998 and Vice President,
                                          1993-1997; Senior Vice President, Aquila Rocky
                                          Mountain Equity Fund and five Aquila Bond Funds
                                          since 1995; Vice President, Churchill Cash
                                          Reserves Trust, 1995-2001.

Barbara S. Walchli      Senior Vice       Senior Vice President of the Manager since 1999;      N/A       N/A
Phoenix, AZ             President since   Fund Co-manager, One Group Large Company Growth
(09/24/52)              1999              Fund and One Group Income Equity Fund, Banc One
                                          Investment Advisors, 1996-1997; Director of
                                          Research, Senior Vice President, First Interstate
                                          Capital Management, 1995-1996; Investment
                                          Committee, Arizona Community Foundation since
                                          1986; member, Institute of Chartered Financial
                                          Analysts, Association for Investment Management
                                          and Research and the Phoenix Society of Financial
                                          Analysts; formerly Senior Analyst, Banc One
                                          Investment Advisors and Director of Research,
                                          Valley National Bank.

Kimball L. Young        Senior Vice       Co-portfolio manager, Tax-Free Fund For Utah since    N/A       N/A
Salt Lake City, UT      President since   2001; Co-founder, Lewis Young Robertson &
(08/07/46)              1999              Burningham, Inc., a NASD licensed broker/ dealer
                                          providing public finance services to Utah local
                                          governments, 1995-2001; Senior Vice President of
                                          two Aquila Bond Funds and Aquila Rocky Mountain
                                          Equity Fund; formerly Senior Vice President-Public
                                          Finance, Kemper Securities Inc., Salt Lake City,
                                          Utah.

Christine L. Neimeth    Vice President    Vice President of Aquila Rocky Mountain Equity        N/A       N/A
Portland, OR            since 1999        Fund and Tax-Free Trust of Oregon; Management
(02/10/64)                                Information Systems consultant, Hillcrest Ski and
                                          Sport, 1997; Institutional Municipal Bond
                                          Salesperson, Pacific Crest Securities, 1996;
                                          active in college alumni and volunteer
                                          organizations.

Emily T. Rae            Vice President    Vice President of Aquila Rocky Mountain Equity        N/A       N/A
Aurora, CO              since 2002        Fund and Tax-Free Fund of Colorado since 2002;
(03/02/74)                                investment analyst, Colorado State Bank and Trust,
                                          2001-02; financial analyst, J.P. Morgan, 2000-01,
                                          senior registered associate, Kirkpatrick Pettis,
                                          1998-2000; registered associate, FBS Investments
                                          (now U.S. Bancorp Piper Jaffray), 1997-98.

Alan R. Stockman        Vice President    Senior Vice President, Tax-Free Trust of Arizona      N/A       N/A
Scottsdale, AZ          since 1999        since 2001, Vice President, 1999-2001; Vice
(07/31/54)                                President, Aquila Rocky Mountain Equity Fund since
                                          1999; Bank One, Commercial Client Services
                                          representative, 1997-1999; Trader and Financial
                                          Consultant, National Bank of Arizona (Zions
                                          Investment Securities Inc.), Phoenix, Arizona
                                          1996-1997.

Joseph P. DiMaggio      Chief Financial   Chief Financial Officer of the Aquila(sm) Group of    N/A       N/A
New York, NY            Officer since     Funds since 2003 and Treasurer since 2000;
(11/06/56)              2003 and          Controller, Van Eck Global Funds, 1993-2000.
                        Treasurer since
                        2000

Edward M. W. Hines      Secretary since   Partner, Hollyer Brady Smith & Hines LLP, legal       N/A       N/A
New York, NY            1993              counsel to the Fund, since 1989; Secretary of the
(12/16/39)                                Aquila(sm) Group of Funds.

Robert W. Anderson      Assistant         Compliance Officer of the Manager or its              N/A       N/A
New York, NY            Secretary since   predecessor and current parent since 1998 and
(08/23/40)              2000              Assistant Secretary of the Aquila(sm) Group of Funds
                                          since 2000; trustee, Alpha Strategies Fund since
                                          July, 2002; Consultant, The Wadsworth Group,
                                          1995-1998.

John M. Herndon         Assistant         Assistant Secretary of the Aquila(sm) Group of Funds  N/A       N/A
New York, NY            Secretary since   since 1995 and Vice President of the three Aquila
(12/17/39)              1995              Money-Market Funds since 1990; Vice President of
                                          the Manager or its predecessor and current parent
                                          since 1990.

Lori A. Vindigni        Assistant         Assistant Treasurer of the Aquila(sm) Group of Funds  N/A       N/A
New York, NY            Treasurer since   since 2000; Assistant Vice President of the
(11/02/66)              2000              Manager or its predecessor and current parent
                                          since 1998; Fund Accountant for the Aquila(sm) Group
                                          of Funds, 1995-1998.

----------
(1) The Fund's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll free).

(2) The mailing address of each Trustee and officer is c/o Aquila Rocky Mountain Equity Fund, 380 Madison Avenue, New York, NY 10017.

(3) Because the Fund does not hold annual meetings, each Trustee holds office for an indeterminate term. The term of office of each officer is one year.

(4) Mr. Herrmann is an interested person of the Trust as that term is defined in the 1940 Act as an officer of the Trust and a director, officer and shareholder of the Manager's corporate parent, as an officer and Manager of the Manager, and as a shareholder and director of the Distributor. Ms. Herrmann is an interested person of the Trust as an officer of the Trust, as a director, officer and shareholder of the Manager's corporate parent, as an officer and Manager of the Manager, and as a shareholder and director of the Distributor. Each is also an interested person as a member of the immediate family of the other.

(5) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; considered together, these 11 funds are called the "Aquila(sm) Group of Funds."

PRIVACY NOTICE (UNAUDITED)

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of a fund of the Aquila(SM) Group of Funds, we collect certain nonpublic personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about a fund.

INFORMATION WE COLLECT. "Nonpublic personal information" is personally identifiable financial information about you as an individual or your family. The kinds of nonpublic personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose nonpublic personal information about you to companies that provide necessary services to your fund, such as the fund's transfer agent, distributor, investment adviser or sub-adviser and to our affiliates, as permitted or required by law, or as authorized by you. We also may disclose this information to another fund of the Aquila(SM) Group of Funds or its distributor, or to the broker-dealer that holds your fund shares, under agreements that permit them to use the information only to provide you information about your fund, other funds in the Aquila(SM) Group of Funds or new services we are offering which may be of interest to you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to nonpublic personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all nonpublic personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.



INFORMATION AVAILABLE (UNAUDITED)

     Much of the information that the funds in the Aquila(sm) Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio of securities of your fund twice a year in the semi-annual and annual reports you receive. You should know, however, that we prepare, and have available, portfolio listings at the end of each quarter.

     Whenever you may be interested in seeing a listing of your trust's portfolio other than in your shareholder reports, please check our website (www.aquilafunds.com) or call us at 1-800-437-1020.

FOUNDER
   AQUILA MANAGEMENT CORPORATION

MANAGER
   AQUILA INVESTMENT MANAGEMENT LLC
   380 Madison Avenue, Suite 2300
   New York, New York 10017

BOARD OF TRUSTEES
   Lacy B. Herrmann, Chairman
   Tucker Hart Adams
   Arthur K. Carlson
   Gary C. Cornia
   Diana P. Herrmann
   Cornelius T. Ryan

OFFICERS
   Diana P. Herrmann, Vice Chair and President
   Barbara S. Walchli, Senior Vice President and Portfolio Manager Marie E. Aro, Senior Vice President
   James M. McCullough, Senior Vice President
   Kimball L. Young, Senior Vice President
   Christine L. Neimeth, Vice President
   Emily T. Rae, Vice President
   Alan R. Stockman, Vice President
   Joseph P. DiMaggio, Chief Financial Officer
      and Treasurer
   Edward M.W. Hines, Secretary

DISTRIBUTOR
   AQUILA DISTRIBUTORS, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

CUSTODIAN
   BANK ONE TRUST COMPANY, N.A.
   1111 Polaris Parkway
   Columbus, Ohio 43240

TRANSFER AND SHAREHOLDER SERVICING AGENT
   PFPC Inc.
   760 Moore Road
   King of Prussia, Pennsylvania 19406

INDEPENDENT AUDITORS
   KPMG LLP
   757 Third Avenue
   New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.



ANNUAL
REPORT

DECEMBER 31, 2003

  [Logo of Aquila Rocky Mountain Equity Fund: a rectangle with a drawing of two mountains and the words "Aquila Rocky Mountain Equity Fund"](R)

                             AN INVESTMENT DESIGNED
                        FOR GROWTH AT A REASONABLE PRICE

[Logo of the Aquila Group of Funds: an eagle's head]

                                   ONE OF THE
                             AQUILASM GROUP OF FUNDS


ITEM 2.  CODE OF ETHICS.

(a) As of December 31, 2003 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Fund's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Fund's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Fund's Code of Ethics that applies to the Fund's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Fund's Internet address at aquilafunds.com.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various areas, including the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties under the Charter.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

a) Audit Fees - The aggregate fees billed for professional services rendered By the principal accountant for the audit of the Registrant's annual financial statements were $8,800 in 2003 and $8,500 in 2002.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c) Tax Fees - The Registrant was billed by the principal accountant 45,542 and $6,500 in 2003 and 2002, respectively, for return preparation.

d) All Other Fees - There were no additional fees plaid for audit and non-audit services other than those disclsed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation
S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years.

h)  Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(1) (a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AQUILA ROCKY MOUNTAIN EQUITY FUND

By:  /s/  Lacy B. Herrmann
---------------------------------
Chairman of the Board
March 8, 2004

By:  /s/  Diana P. Herrmann
---------------------------------
Vice President
March 8, 2004


By:  /s/  Joseph P. DiMaggio
-----------------------------------
Chief Financial Officer
March 8, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/  Lacy B. Herrmann
---------------------------------
Lacy B. Herrmann
Chairman of the Board
March 8, 2004

By:  /s/  Diana P. Herrmann
---------------------------------
Diana P. Herrmann
Vice President
March 8, 2004

By:  /s/  Joseph P. DiMaggio
-----------------------------------
Joseph P. DiMaggio
Chief Financial Officer
March  8, 2004



AQUILA ROCKY MOUNTAIN EQUITY FUND


EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment
Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.